Reinsurance Assets - Summary of Assets Arising From Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 20,992	€ 18,910	€ 20,253
Reinsurance assets, current	16	16
Reinsurance assets, non current	20,976	18,895
Life insurance general account [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	19,409	17,421	18,464
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	1,245	1,144	€ 1,376
Investment contracts 1 [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 338	€ 345